Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Amended and Restated Supplement dated February 6, 2015 to the

GMO Trust Prospectus,

dated June 30, 2014, as revised September 15, 2014

GMO Foreign Fund

The section captioned “Principal investment strategies” on pages 45-46 of the Prospectus is replaced, in its entirety, with the following:

Principal investment strategies

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in investments tied economically to countries other than the United States (see “Name Policies”), including both developed and emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depository receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and/or visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

GMO Foreign Small Companies Fund

The section captioned “Principal investment strategies” on pages 49-50 of the Prospectus is replaced, in its entirety, with the following:

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States (including both developed and emerging countries) whose outstanding publicly traded equities are in the lowest 25% of publicly traded market capitalization (float) in a particular country (“small companies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depository receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries other than the United States (see “Name Policies”). The market capitalization range of companies whose equities are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the lowest 15% of publicly traded market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2014, the market capitalization of the outstanding common stock and other stock-related securities of the largest company in a particular country included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $638 million (New Zealand) to $14.0 billion (Germany) (based on exchange rates as of May 31, 2014). As of May 31, 2014, the publicly traded market capitalization of the largest small company (as defined by the Fund) ranged from approximately $504 million (Egypt) to $30.0 billion (Switzerland) (based on exchange rates as of May 31, 2014).

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and/or visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

GMO Benchmark-Free Bond Fund

The sections captioned “Annual Fund operating expenses” and “Example” on page 79 of the Prospectus are replaced with the following:

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	1.39%[2]	1.39%[2]	1.39%[2]	1.39%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.12%[3]	0.12%[3]	0.12%[3]	0.12%[3]
Total annual operating expenses	2.16%[2]	2.11%[2]	2.10%[2]	2.07%[2]
Expense reimbursement/waiver	(1.34%)[1,2]	(1.34%)[1,2]	(1.34%)[1,2]	(1.34%)[1,2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.82%[2]	0.77%[2]	0.76%[2]	0.73%[2]
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.05% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least September 30, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.
[2]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
[3]	The amounts represent an annualized estimate of the Fund’s acquired fund fees and expenses for its initial fiscal year. These estimated indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees are estimated to be approximately 0.06%, less than 0.01%, and 0.06%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$219	$676
Class IV	$214	$661
Class V	$213	$658
Class VI	$210	$649

Management of the Trust

The tables on pages 153-155 of the Prospectus that identify the different Investment Teams of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) that are primarily responsible for the investment management of different Funds and the Senior Member(s) of GMO’s Investment Teams who are primarily responsible for providing investment management services to the Funds, are replaced with the following:

Investment Team	Primary Responsibilities

Asset Allocation	Asset Allocation Funds, Alpha Only Fund, and Special Opportunities Fund; Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Resources Fund (asset class forecasts and high-level investment oversight)

Global Equity	Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, Quality Fund, Resources Fund, and Risk Premium Fund

International Active	Global Focused Equity Fund, Foreign Fund, and Foreign Small Companies Fund

Emerging Markets	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund

Developed Fixed Income	Bond Funds (other than Emerging Country Debt Fund)

Emerging Country Debt	Emerging Country Debt Fund

Funds	Senior Member	Title; Business Experience During Past 5 Years

Asset Allocation Funds* and Alpha Only Fund; Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Resources Fund (asset class forecasts and high-level investment oversight)	Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since 2014.
Sam Wilderman

Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since 2014. Previously, Mr. Wilderman had been Co-Head of GMO’s Global Equity Team since 2009.

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, Quality Fund, Resources Fund, and Risk Premium Fund	Thomas Hancock	Co-Head, Global Equity Team, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios since 1998.
David Cowan

Co-Head, Global Equity Team, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and has been the Co-Head of the Global Equity Team since September 2012.

Global Focused Equity Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Greg Shell

Portfolio Manager, International Active Team, GMO. Mr. Shell has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since 2009. Previously, Mr. Shell was an analyst at Columbia Management.

Foreign Fund Foreign Small Companies Fund	Drew Spangler	See above.

Emerging Markets Fund Emerging Countries Fund Taiwan Fund	Arjun Divecha	Head, Emerging Markets Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Emerging Domestic Opportunities Fund	Arjun Divecha	See above.
	Amit Bhartia	Member, Emerging Markets Team, GMO Singapore. Mr. Bhartia has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1995.

Bond Funds (other than Debt Opportunities Fund and Emerging Country Debt Fund)	Ben Inker	See above.
	Sam Wilderman	See above.
Michael Emanuel

Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Emanuel has been responsible for providing portfolio management services to GMO’s developed fixed income portfolios since 2014. Previously, Mr. Emanuel was a portfolio manager at Convexity Capital Management.

	Greg Jones	Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Jones has been responsible for providing portfolio management and research services to GMO’s developed fixed income portfolios since 2008.

Debt Opportunities Fund	Ben Inker	See above.
	Sam Wilderman	See above.
Joe Auth

Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Auth has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2014. Previously, Mr. Auth was a portfolio manager at Harvard Management Company.

Emerging Country Debt Fund	Thomas Cooper	Head, Emerging Country Debt Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s emerging country debt portfolios since 1994.

Special Opportunities Fund	Ben Inker	See above.
	Sam Wilderman	See above.

	Chris Hudson	Portfolio Manager, Asset Allocation Team, GMO. Mr. Hudson has been responsible for overseeing the portfolio management of certain of GMO’s asset allocation portfolios since 2009.
*	In the case of Benchmark-Free Allocation Fund, a substantial portion of the Fund’s assets are typically invested in Implementation Fund (see “Investment in Other GMO Funds — GMO Implementation Fund” on page 211 of this Prospectus), where allocations among asset classes are made by the Asset Allocation Team and specific security selection is primarily handled by other Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within Implementation Fund.

In addition, the “Investment Team,” the individual(s) identified as “Senior Members,” and the Senior Members’ titles in the “Management of the Fund” section of each Fund’s Fund Summary in the Prospectus are amended to reflect the foregoing.

Determination of Net Asset Value

The following sentence is deleted from the section captioned “Determination of Net Asset Value” on page 157 of the Prospectus: “Non-emerging market fixed income securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates the market value, if the issuer is deemed to present minimal credit risk.”

Distributions and Taxes

In the section captioned “Distributions and Taxes,” the eighteenth bullet, which appears on page 169 of the Prospectus, is replaced with the following two bullets:

•	Withholding taxes may apply to certain categories of the U.S.-source income of the wholly-owned foreign subsidiaries (each, a “Subsidiary”) of a Fund, including Benchmark-Free Allocation Fund (through Implementation Fund) and Special Opportunities Fund, and of Systematic Global Macro Fund (each, a “parent fund”). It is expected that (i) all the net income and gain from the investments of each Subsidiary will be includible in its parent fund’s income at the end of the Subsidiary’s taxable year as so-called “subpart F income”; and (ii) all such subpart F income will be treated as ordinary income in the hands of the Subsidiary’s parent fund. A Subsidiary’s distributions to its parent fund, including in redemption of Subsidiary shares, are generally tax-free to the extent of the Subsidiary’s subpart F income previously included in its parent fund’s income. Each Subsidiary may be required to liquidate investments, including when it is not advantageous to do so, in order to make such distributions to its parent fund. Net losses a Subsidiary incurs during a taxable year will not flow through to its parent fund to offset income or gain generated by the latter’s other investments, or carry forward to subsequent taxable years; this will limit the benefit from those losses.

•	In general, in order to qualify as a RIC, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). Benchmark-Free Allocation Fund, Special Opportunities Fund, and Funds that invest in Systematic Global Macro Fund should generally be entitled to treat income that they recognize from their respective direct or indirect investments in wholly-owned subsidiaries as qualifying income. There is a risk, however, that the IRS could determine that some or all of the gross income derived from investments in one or more of these subsidiaries is not qualifying income, which might adversely affect a Fund’s ability to qualify as a regulated investment company under the Code.

Investment in Other GMO Funds

In addition to the asset classes noted, GMO Implementation Fund may have exposure to commodities. The disclosure in the sub-section captioned “GMO Implementation Fund” in the section captioned “Investment in Other GMO Funds” on pages 211-212 of the Prospectus is amended to reflect the foregoing, and the following paragraph is added after the ninth paragraph in that sub-section:

To gain exposure to commodities and some other assets, Implementation Fund invests through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which Implementation Fund may invest directly. References to Implementation Fund in this summary of Implementation Fund’s investment strategy may refer to actions undertaken by Implementation Fund or the subsidiary company. Implementation Fund does not invest directly in commodities and commodity-related derivatives.

In addition, as a result, GMO Implementation Fund is also subject to Commodities Risk.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Amended and Restated Supplement dated February 6, 2015 to the

GMO Trust Statement of Additional Information,

dated June 30, 2014, as revised September 15, 2014

Descriptions and Risk of Fund Investments

GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund (each, a series of GMO Trust offered through a separate private placement memorandum) may invest in wholly-owned subsidiaries to gain exposure to commodities. References to investments by GMO Implementation Fund or GMO Systematic Global Macro Opportunity Fund refer to investments made directly or indirectly through their wholly-owned subsidiaries.

The sub-section captioned “Commodity Futures and Options on Commodity Futures” in the section captioned “Options and Futures” on pages 24-25 of the Statement of Additional Information (“SAI”) is replaced with the following:

Commodity Futures and Options on Commodity Futures. Funds that invest in GMO Implementation Fund or GMO Systematic Global Macro Opportunity Fund (each, a series of the Trust offered through a separate private placement memorandum) may have exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures. A futures contract on a commodity is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures. While commodity futures on individual commodities are physically settled, GMO intends to close out those futures contracts before the settlement date without the making or taking of delivery. See also “Commodity-Related Investments” below.

In addition, the last paragraph of the sub-section captioned “Swap Contracts” in the section captioned “Swap Contracts and Other Two-Party Contracts” on page 30 of the SAI is replaced with the following:

Some Funds, through their investments in GMO Implementation Fund or GMO Systematic Global Macro Opportunity Fund (each, a series of the Trust offered through a separate private placement memorandum) or otherwise, may have indirect exposure to commodity swaps on one or more broad-based commodities indices (e.g., the Dow Jones-UBS Commodity Index), as well as commodity swaps on individual commodities or baskets of commodities. See “Commodity-Related Investments” below for more discussion of the Funds’ use of commodity swap contracts and other related types of derivatives.

In addition, the sub-section captioned “Contracts for Differences” in the section captioned “Swap Contracts and Other Two-Party Contracts” on page 30 of the SAI is replaced with the following:

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when GMO believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss – even in circumstances when the securities in both the long and short baskets appreciate in value. In addition, GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund may use contracts for differences that are based on the relative performance of two different groups or baskets of commodities. Often, one or both baskets is a commodities index. Contracts for differences on commodities operate in a similar manner to contracts for differences on securities described above.

In addition, the section captioned “Commodity-Related Investments” on pages 56-57 is replaced with the following:

Commodity-Related Investments

Some Funds may gain exposure to commodity markets by investing in commodities or commodity-related instruments directly or indirectly, including through investments in GMO Implementation Fund or GMO Systematic Global Macro Opportunity Fund, each a series of the Trust offered through a separate private placement memorandum, or other GMO Funds.

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and - exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Options and Futures,” “Structured Notes,” “Swap Contracts and Other Two-Party Contracts,” and “Uses of Derivatives” herein for more information on the Fund’s investments in derivatives, including commodity-related derivatives such as swap agreements, commodity futures contracts, and options on commodity futures contracts.

Funds that invest in GMO Systematic Global Macro Opportunity Fund should generally be entitled to treat the income that they recognize from GMO Systematic Global Macro Opportunity Fund’s investment in its wholly-owned subsidiary as qualifying income for purposes of qualifying as a regulated investment company under the Code. Similarly, Benchmark-Free Allocation Fund should generally be entitled to treat the income that it receives from GMO Implementation Fund’s investments in its wholly-owned subsidiary as qualifying income. There is a risk, however, that the Internal Revenue Service (“IRS”) could determine that some or all of the income derived from GMO Systematic Global Macro Opportunity Fund’s investment in its subsidiary is not qualifying income in the hands of its shareholders, or that some or all of the income derived from GMO Implementation Fund’s investment in its subsidiary is not qualified income in the hands of Benchmark-Free Allocation Fund, which might adversely affect such Fund’s ability to qualify as a regulated investment company. Each subsidiary of GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund is a “controlled foreign corporation” for U.S. federal tax purposes. See “Taxes” below.

A Fund’s direct investments in certain commodity-related instruments may be limited by the Fund’s intention to qualify as a regulated investment company under the Code, and may limit the Fund’s ability to so qualify. See “Taxes” below for more information.

In addition, the section captioned “Investments in Wholly-Owned Subsidiaries” on page 61 of the SAI is replaced with the following:

Investments in Wholly-Owned Subsidiaries

Benchmark-Free Bond Fund, Emerging Domestic Opportunities Fund, Special Opportunities Fund and, through its or their respective investments in GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund, Benchmark-Free Allocation Fund and other Funds, may invest in one or more wholly-owned subsidiary companies (each, a “Subsidiary”), and, if so, will be indirectly exposed to the risks of any such Subsidiary’s investments.

Future changes in the securities, corporate, tax or other applicable laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of Benchmark-Free Bond Fund, Emerging Domestic Opportunities Fund, Special Opportunities Fund, Benchmark-Free Allocation Fund, such other Funds, and/or their respective Subsidiaries to operate as described in the Prospectus or this SAI and could adversely affect each such Fund and its shareholders.

Taxes

The twenty-third paragraph of the section captioned “Tax Implications of Certain Investments” on pages 89-90 of the SAI is replaced with the following:

As discussed above, Benchmark-Free Allocation Fund may gain indirect exposure to commodity-linked instruments through GMO Implementation Fund, a disregarded entity of which it is the sole owner. In addition, some Funds may gain indirect exposure to commodity-linked instruments through GMO Systematic Global Macro Opportunity Fund, which is a partnership for U.S. federal tax purposes. Both GMO Implementation Fund and GMO Systematic Global Macro Opportunity Fund achieve indirect exposure to commodities through Subsidiaries, which, in turn, will invest in various commodity-related derivatives. The Subsidiaries are CFCs for U.S. federal income tax purposes. Benchmark-Free Allocation Fund and Funds that invest in GMO Systematic Global Macro Opportunity Fund should generally be entitled to treat all of the income that they recognize from GMO Implementation Fund’s and GMO Systematic Global Macro Opportunity Fund’s investments in Subsidiaries as qualifying income for purposes of qualifying as RICs. There is a risk, however, that the IRS could determine that some or all of the income derived from GMO Implementation Fund’s or GMO Systematic Global Macro Opportunity Fund’s investments in their Subsidiaries is not qualifying income in the hands of Benchmark-Free Allocation Fund or a Fund that invests in GMO Systematic Global Macro Opportunity Fund, which might adversely affect the ability of such Fund to qualify as a RIC. See “Loss of RIC Status” below.

In addition, the thirty-third paragraph of the section captioned “Tax Implications of Certain Investments” on page 93 of the SAI is replaced with the following:

Certain of the Asset Allocation Funds intend to gain exposure to commodities, precious metals or other assets, in whole or in part, through indirect investments in Subsidiaries, and Special Opportunities Fund intends to, and Benchmark-Free Bond Fund and Benchmark-Free Allocation Fund (through its investment in GMO Implementation Fund) may, gain exposure to commodities, precious metals or other assets, in whole or in part, through direct investments in Subsidiaries. In the past, the IRS issued private letter rulings to RICs to the effect that income a fund was deemed to earn from its Subsidiary was qualifying income to the fund for purposes of the 90% gross income requirement for RIC qualification without regard to whether such income was currently paid to the parent RIC in the form of a cash dividend (“repatriated”). In 2011, the IRS suspended the issuance of such rulings. It is unclear whether or when the IRS will release published guidance on the issue, and whether such guidance would be favorable to RICs, and, for example, eliminate the need for funds to seek their own rulings, or be unfavorable. In the absence of a private letter ruling to the effect described above or guidance issued by the IRS to the same or similar effect, the Funds will employ other means of ensuring that this requirement is satisfied, including but not limited to receiving a distribution from a Subsidiary out of the Subsidiary’s earnings and profits at least once during every taxable year.

Management of the Trust

In the section captioned “Officers,” the table on pages 108-109 of the SAI that sets forth information about the officers of GMO Trust is replaced with the following:

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
Joseph B. Kittredge, Jr. DOB: 08/22/1954	Trustee; President and Chief Executive Officer	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); Partner, Ropes & Gray LLP (1988-2005).

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Chief Financial Officer since March 2007; Treasurer since November 2006; Assistant Treasurer, September 2004-November 2006.	Head of Fund Treasury and Tax (December 2006-present), Grantham, Mayo, Van Otterloo & Co. LLC.

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Carly Condron DOB: 03/04/1984	Assistant Treasurer and Chief Accounting Officer	Assistant Treasurer since September 2013; Chief Accounting Officer since May 2014	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009-present); Senior Accountant, Renaissance HealthCare (February 2009-December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006-February 2009).

Betty Chang DOB: 12/26/1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present); Assistant Treasurer (June 2009-July 2010), Manager, Fund Administration and Regulatory Affairs (2006-2009), Hambrecht & Quist Capital Management LLC.

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present).

Brian Kadehjian DOB: 09/16/1974	Treasury Officer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-present).

Jason B. Harrison DOB: 01/29/1977	Chief Legal Officer, Vice President-Law and Clerk	Chief Legal Officer since October 2010; Vice President-Law since October 2010; Vice President since November 2006; Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2006-present).

Megan Bunting DOB: 03/24/1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006-present).

Meta S. David DOB: 09/15/1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012-present).

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000-present).

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since September 2007.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present).

John B. McGinty DOB: 08/11/1962	Chief Compliance Officer	Chief Compliance Officer since March 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009-present); Senior Vice President and Deputy General Counsel (January 2007-July 2009), Fidelity Investments.

Kelly Hollister DOB: 03/29/1988	Anti-Money Laundering Officer	Anti-Money Laundering Officer since November 2014.	Compliance Associate, Grantham, Mayo, Van Otterloo & Co. LLC (May 2012-present).

[1]	Each of Messrs. Burnett, Kittredge, and Pottle and Ms. Trinque serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. Each officer listed in the table above, other than Mr. Kittredge, also serves as an officer of GMO Series Trust.

Investment Advisory and Other Services

In the section captioned “Portfolio Management,” the tables on pages 124-125 of the SAI that set forth information about the accounts overseen or managed by the senior members are replaced with the following:

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)

	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Joe Auth[2]	1	$1,749,506,424	0	$0	0	$0
Amit Bhartia	1	$2,448,071,426	0	$0	0	$0
Thomas Cooper	1	$2,902,462,815	0	$0	0	$0
David Cowan	14	$43,329,616,870	6	$2,779,405,196	27	$5,963,813,849
Arjun Divecha	4	$9,977,893,012	2	$640,849,321	6	$2,647,432,833
Michael Emanuel[2]	7	$4,649,872,827	0	$0	0	$0
Thomas Hancock	14	$43,329,616,870	6	$2,779,405,196	27	$5,963,813,849
Chris Hudson	0	$0	0	$0	0	$0
Ben Inker[2]	25	$43,904,268,415	11	$6,934,719,909	189	$19,176,517,409
Greg Jones[2]	7	$4,649,872,827	0	$0	0	$0
Greg Shell	1	$11,574,705	0	$0	0	$0
Drew Spangler	3	$1,529,285,805	1	$1,847,066,741	5	$3,468,767,767
Sam Wilderman[2]	25	$43,904,268,415	11	$6,934,719,909	189	$19,176,517,409

Senior Member	Registered investment companies managed for which GMO receives a performance- based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance- based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets

Joe Auth[2]	0	$0	0	$0	0	$0
Amit Bhartia	0	$0	0	$0	0	$0
Thomas Cooper	0	$0	0	$0	0	$0
David Cowan	0	$0	2	$1,254,390,609	5	$798,442,974
Arjun Divecha	0	$0	0	$0	2	$828,513,059
Michael Emanuel[2]	0	$0	0	$0	0	$0
Thomas Hancock	0	$0	2	$1,254,390,609	5	$798,442,974
Chris Hudson	0	$0	0	$0	0	$0
Ben Inker[2]	0	$0	5	$1,302,098,123	146	$14,910,382,072
Greg Jones[2]	0	$0	0	$0	0	$0
Greg Shell	0	$0	0	$0	0	$0
Drew Spangler	0	$0	0	$0	3	$2,615,579,648
Sam Wilderman[2]	0	$0	5	$1,302,098,123	146	$14,910,382,072

1	For some senior members, “Total assets” includes assets invested by other GMO Funds (including GMO Funds not offered through the Prospectus).
2	Information about the accounts overseen or managed by Messrs. Auth, Emanuel, Inker, Jones and Wilderman is provided as of December 31, 2014.

In addition, in the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the tables on pages 126-130 of the SAI that set forth the dollar range of each senior member’s direct and indirect beneficial share ownership are replaced with the following:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Joe Auth[1]	Debt Opportunities Fund	None
Amit Bhartia	Emerging Domestic Opportunities Fund	Over $1,000,000
Thomas Cooper	Emerging Country Debt Fund	None
David Cowan

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None None None
Arjun Divecha	Emerging Countries Fund Emerging Domestic Opportunities Fund Emerging Markets Fund Taiwan Fund	None Over $1,000,000 Over $1,000,000 None
Michael Emanuel[1]	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None
Greg Shell	Global Focused Equity Fund	$10,001-$50,000
Thomas Hancock

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None Over $1,000,000 None Over $1,000,000 None
Chris Hudson	Special Opportunities Fund	None

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Ben Inker[1]

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Resources Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

U.S. Treasury Fund

None None Over $1,000,000 None None None None None None None None None None None None None None None $100,001-$500,000 None None $100,001-$500,000 None None
Greg Jones[1]	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None
Drew Spangler	Foreign Fund Foreign Small Companies Fund Global Focused Equity Fund	$10,001-$50,000 None $100,001-$500,000

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Sam Wilderman[1]

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Resources Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

U.S. Treasury Fund

None None Over $1,000,000 None None None None None None None None None None None None None None None None None None None None None

[1]	Information about the accounts overseen or managed by Messrs. Auth, Emanuel, Inker, Jones and Wilderman is provided as of December 31, 2014.

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Joe Auth[1]	Debt Opportunities Fund	None
Amit Bhartia	Emerging Domestic Opportunities Fund	None
Thomas Cooper	Emerging Country Debt Fund	$50,001-$100,000
David Cowan

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None None None

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Arjun Divecha	Emerging Countries Fund Emerging Domestic Opportunities Fund Emerging Markets Fund Taiwan Fund	None None None None
Michael Emanuel[1]	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None
Greg Shell	Global Focused Equity Fund	None
Thomas Hancock

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None None None
Chris Hudson	Special Opportunities Fund	None
Ben Inker[1]

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Over $1,000,000 None None None None None Over $1,000,000 None None None None None None None None None None None

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
	Resources Fund Special Opportunities Fund Strategic Opportunities Allocation Fund Tax-Managed International Equities Fund U.S. Equity Allocation Fund U.S. Treasury Fund	None $500,001-$1,000,000 None None None Over $1,000,000
Greg Jones[1]	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	$1-$10,000 None None None None None $1-$10,000
Drew Spangler	Foreign Fund Foreign Small Companies Fund Global Focused Equity Fund	None None None
Sam Wilderman[1]

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Resources Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

U.S. Treasury Fund

Over $1,000,000 None None None None None $500,001-$1,000,000 None None None None None None None None None None None None $500,001-$1,000,000 None None None $100,001-$500,000

[1]	Information about the accounts overseen or managed by Messrs. Auth, Emanuel, Inker, Jones and Wilderman is provided as of December 31, 2014.